Financial instruments and risk management - Maximum credit exposure (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Unbilled revenue	32,168	80,223
Maximum exposure to credit risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Trade accounts receivables	68,364	151,861
Other receivables	1,813	949
Total accounts receivable	70,177	152,810
Unbilled revenue	32,168	80,223